Note 2 - Summary of Significant Accounting Policies (Details Textual)	1 Months Ended	12 Months Ended
	Feb. 28, 2015	Sep. 30, 2015 USD ($) $ / shares	Sep. 30, 2014 USD ($) $ / shares
Common Stock [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio	10
Options [Member]
Antidilutive Securities Excluded from Computation of Net Income, Per Outstanding Unit, Amount | $ / shares			$ 682,700
Noncontrolling Interest, Ownership Percentage by Parent		24.90%
Duration Between Trade Date and Final Settlement		90 days
Antidilutive Securities Excluded from Computation of Net Income, Per Outstanding Unit, Amount | $ / shares		$ 1,328,000
Deferred Clearing Rebates Recognized		$ 184,000	$ 134,000
Deferred Clearing Rebates		821,000	971,000
Deferred Marketing Rebates Recognized		16,000	0
Deferred Marketing Rebates		384,000	0
Reimbursement Revenue		$ 11,637,000	$ 9,973,000